Loans	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Loans
Loans

Note 4- Loans

The Company’s loans are stated at their face amount, net of deferred fees and costs and discounts, and consist of the classes of loans included in the table below. The Company has elected to exclude accrued interest receivable, totaling $483,721 at September 30, 2024 and $513,782 as of June 30, 2024, from the amortized cost basis of loans.

A summary of loans by major category follows:

	Unaudited
	September 30, 2024	June 30, 2024

	(Dollars in thousands)
Commercial real estate	$70,361	$74,316
Commercial and industrial	4,650	5,158
Construction	—	1,313
One-to-four-family residential	57,596	57,808
Multi-family real estate	43,704	45,088
Consumer	1,527	1,609
Total loans	177,838	185,292
Deferred loan fees	(41)	(47)
Allowance for credit losses	(1,642)	(1,797)
Loans, net	$176,155	$183,448

The following tables summarize the activity in the allowance for credit losses - loans by loan class for the three months ended September 30, 2024 and 2023:

	Allowance for Credit Losses-Loans-Three Months Ended September 30, 2024
	(Dollars in thousands)

					Provision for
					(Recovery of)
	Beginning				Credit	Ending
	Balance				Losses-	Balance
	July 1, 2024		Charge-offs	Recoveries	Loans	September 30, 2024
Commercial real estate	$259		$—	$—	$(15)	$244
Commercial and industrial	16		—	—	(1)	15
Construction	28		—	—	(28)	—
One-to-four-family residential	1,314		—	—	(104)	1,210
Multi-family real estate	175		—	—	(7)	168
Consumer	5		—	—	—	5
Total loans	$1,797		$—	$—	$(155)	$1,642

	Allowance for Credit Losses-Loans-Three Months Ended September 30, 2023
	(Dollars in thousands)

	Beginning
	Balance				Provision for
	Prior to				(Recovery of)
	Adoption of	Impact of			Credit	Ending
	ASC 326	Adoption of			Losses-	Balance
	July 1, 2023	ASC 326	Charge-offs	Recoveries	Loans	September 30, 2023
Commercial real estate	$1,196	$(818)	$—	$—	$2	$380
Commercial and industrial	18	5	—	—	—	23
Construction	6	2	—	—	(2)	6
One-to-four-family residential	207	1,137	—	—	44	1,388
Multi-family real estate	365	(147)	—	—	7	225
Consumer	2	11	—	—	(10)	3
Unallocated	365	(365)	—	—	—	—
Total loans	$2,159	$(175)	$—	$—	$41	$2,025

The following table presents a breakdown of the provision for (recovery of) credit losses for the periods indicated:

	Three Months
	Ended
	September 30,
	2024	2023
Provision for (recovery of) credit losses:
Provision for (recovery of) loans	$(155,000)	$41,000
Provision for unfunded commitments	—	—
Total provision for (recovery of) credit losses	$(155,000)	$41,000

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, collateral adequacy, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis typically includes larger, non-homogeneous loans such as commercial and industrial, commercial real estate loans and multi-family real estate loans. This analysis is performed on an ongoing basis as new information is obtained. The Company uses the following definitions for risk ratings:

Pass – Loans classified as pass represent loans that are evaluated and are performing under the stated terms. Pass rated assets are analyzed by the paying capacity, the current net worth, and the value of the loan collateral of the obligor.

Watch - A watch grade is assigned to any credit that is adequately secured and performing but monitored for a number of indicators.  These characteristics may include, but are not limited to:  any unexpected short-term adverse financial performance from budgeted projections or prior period results (i.e., declining profits, sales, margins, cash flow, or increased reliance on leverage, including adverse balance sheet ratios, trade debt issues, etc.), any managerial or personal problems of company management, a decline in the entire industry or local economic conditions, failure to provide financial information or other documentation as requested, issues regarding delinquency, overdrafts, or renewals, and any other issues that cause concern for the company.

Special Mention – The characteristics of a special mention asset have potential weaknesses that deserve the Company’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date.  Special mention assets are considered criticized assets.  Characteristics of special mention loans may include:  continued adverse financial trends relating to declining sales, profits, margins, balance sheet ratios, increasing debt to worth, and trade debt issues; cash flows declining in coverage, a repeated lack of compliance with Bank requests for information, correction of a violation of loan covenants, lack of current or adequate financial information or documentation, or more serious managerial or declining industry conditions.  Weakness identified in a special mention credit should be short-term in nature.

Substandard – Loans classified as substandard are inadequately protected by the current net worth, paying capacity of the obligor, or by the collateral pledged. Substandard loans must have a well-defined weakness or weaknesses that jeopardize the repayment of the debt as originally contracted. They are characterized by the distinct possibility that the Company will sustain a loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have the weaknesses of those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Loans in this category are individually evaluated for impairment or charged-off if deemed uncollectible.

Residential real estate and consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are 90 days or more delinquent or are not accruing interest are considered nonperforming.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of watch, special mention, substandard and doubtful within the Company’s internal risk rating system as of September 30, 2024 based on year of origination:

								Revolving
								Loans
							Revolving	Converted to
	2025	2024	2023	2022	2021	Prior	Loans	Term Loans	Total

	(Dollars in thousands)
Commercial real estate
Pass	$159	$4,711	$4,409	$25,355	$19,871	$14,861	$333	$—	$69,699
Watch	—	—	662	—	—	—	—	—	662
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial real estate	$159	$4,711	$5,071	$25,355	$19,871	$14,861	$333	$—	$70,361

Commercial and industrial
Pass	$—	$110	$747	$1,466	$1,905	$399	$23	$—	$4,650
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial and industrial	$—	$110	$747	$1,466	$1,905	$399	$23	$—	$4,650

Construction
Pass	$—	$—	$—	$—	$—	$—	$—	$—	$—
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total construction	$—	$—	$—	$—	$—	$—	$—	$—	$—

Multi-family real estate
Pass	$—	$1,824	$8,209	$14,296	$13,270	$3,277	$55	$—	$40,931
Watch	—	—	499	2,274	—	—	—	—	2,773
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total multi-family real estate	$—	$1,824	$8,708	$16,570	$13,270	$3,277	$55	$—	$43,704

One-to-four-family residential
Performing	$836	$3,259	$11,146	$11,088	$13,606	$17,661	$—	$—	$57,596
Non-performing	—	—	—	—	—	—	—	—	—
Total one-to-four-family	$836	$3,259	$11,146	$11,088	$13,606	$17,661	$—	$—	$57,596

Consumer
Performing	$6	$49	$51	$125	$3	$39	$1,254	$—	$1,527
Non-performing	—	—	—	—	—	—	—	—	—
Total consumer	$6	$49	$51	$125	$3	$39	$1,254	$—	$1,527

Total loans	$1,001	$9,953	$25,723	$54,604	$48,655	$36,237	$1,665	$—	$177,838

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of watch, special mention, substandard and doubtful within the Company’s internal risk rating system as of June 30, 2024 based on year of origination:

								Revolving
								Loans
							Revolving	Converted to
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Total

	(Dollars in thousands)
Commercial real estate
Pass	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial real estate	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316

Commercial and industrial
Pass	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial and industrial	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158

Construction
Pass	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total construction	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313

Multi-family real estate
Pass	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total multi-family real estate	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088

One-to-four-family residential
Performing	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808
Non-performing	—	—	—	—	—	—	—	—	—
Total one-to-four-family	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808

Consumer
Performing	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609
Non-performing	—	—	—	—	—	—	—	—	—
Total consumer	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609

Total loans	$10,217	$27,247	$55,445	$52,652	$16,346	$21,824	$1,561	$—	$185,292

The following tables summarize the aging of the past due loans by loan class within the portfolio segments as of September 30, 2024 and June 30, 2024:

Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
September 30, 2024
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
One-to-four-family residential	152,044	67,733	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$152,044	$67,733	$—	$—

Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
June 30, 2024
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
One-to-four-family residential	68,031	—	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$68,031	$—	$—	$—

There were no loans during the three months ended September 30, 2024 and 2023 that were modified to borrowers experiencing financial difficulty. There were no collateral dependent loans as of September 30, 2024 or June 30, 2024.

The Company maintains a collateral pledge agreement with the FHLB covering secured advances whereby the Company has agreed to retain, free of all other pledges, liens, and encumbrances, commercial and industrial, commercial real estate, and one-to-four family residential real estate loans. The pledged loans are discounted at a factor of 24% to 38% when aggregating the amount of loans required by the pledge agreement. The amount of eligible collateral was $68,475,319 and $92,177,419 as of September 30, 2024 and June 30, 2024, respectively. There was also FHLB stock of $1,329,413 as of September 30, 2024 and June 30, 2024. The Company also has a collateral pledge agreement with the FRB securing multi-family real estate loans. These pledged loans have discounted margins applied ranging from 45% - 95% as required by the pledging agreement. The amount of eligible collateral was $17,161,119 as of September 30, 2024.

Note 4 -     Loans

On July 1, 2023, the Company adopted ASC 326. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables. All loan information presented as of June 30, 2024 is in accordance with ASC 326. All loan information presented as of June 30, 2023 or a prior date is presented in accordance with previously applicable GAAP (incurred loss method).

The Company’s loans are stated at their face amount, net of deferred fees and costs and discounts, and consist of the classes of loans included in the table below. The Company has elected to exclude accrued interest receivable, totaling $513,782 at June 30, 2024, from the amortized cost basis of loans.

A summary of loans by major category follows (in thousands):

	June 30, 2024	June 30, 2023
Commercial real estate	$74,316	$84,581
Commercial and industrial	5,158	6,878
Construction	1,313	1,905
One-to-four-family residential	57,808	59,563
Multi-family real estate	45,088	44,184
Consumer	1,609	2,825
Total loans	185,292	199,936
Deferred loan fees	(47)	(63)
Allowance for loan losses	(1,797)	(2,159)
Loans, net	$183,448	$197,714

The following table summarizes the activity in the allowance for credit losses - loans by loan class for the year ended June 30, 2024:

	Allowance for Credit Losses-Loans
	(Dollars in thousands)

					Provision for
					(Recovery of)
	Beginning	Impact of			Credit	Ending
	Balance	Adoption of			Losses-	Balance
	July 1, 2023	ASC 326	Charge-offs	Recoveries	Loans	June 30, 2024
Commercial real estate	$1,196	$(818)	$—	$—	$(119)	$259
Commercial and industrial	18	5	—	—	(7)	16
Construction	6	2	—	—	20	28
One-to-four-family residential	207	1,137	—	—	(30)	1,314
Multi-family real estate	365	(147)	—	—	(43)	175
Consumer	2	11	—	3	(11)	5
Unallocated	365	(365)	—	—	—	—
Total loans	$2,159	$(175)	$—	$3	$(190)	$1,797

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended June 30, 2023, and the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method as of June 30, 2023:

	Commercial	Commercial		One-to-Four	Multi-Family
	Real Estate	and Industrial	Construction	Residential	Real Estate	Consumer	Unallocated	Total
June 30, 2023
Allowance for credit losses
Balance at beginning of year	$1,591,644	$32,701	$55,029	$263,951	$233,371	$601	$17,753	$2,195,050
Charge-offs	(136,753)	—	—	—	—	—	—	(136,753)
Recoveries	98,084	—	—	—	—	2,209	—	100,293
Provisions	(356,496)	(14,990)	(48,727)	(57,180)	132,030	(2,157)	347,520	—
Balance at June 30, 2023	$1,196,479	$17,711	$6,302	$206,771	$365,401	$653	$365,273	$2,158,590

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,196,479	17,711	6,302	206,771	365,401	653	365,273	2,158,590
Balance at end of period	$1,196,479	$17,711	$6,302	$206,771	$365,401	$653	$365,273	$2,158,590
Loans
Individually evaluated for impairment	$—	$—	$—	$117,103	$—	$—	$—	$117,103
Collectively evaluated for impairment	84,580,946	6,878,209	1,905,255	59,445,715	44,183,871	2,824,747	—	199,818,743
Balance at end of period	$84,580,946	$6,878,209	$1,905,255	$59,562,818	$44,183,871	$2,824,747	$—	$199,935,846

The following table presents a breakdown of the provision for (recovery of) credit losses for the years ended June 30, 2024 and 2023:

	2024	2023
Provision for (recovery of) credit losses:
Provision for (recovery of) loans	$(190,000)	$—
Provision for unfunded commitments	—	—
Total provision for (recovery of) credit losses	$(190,000)	$—

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, collateral adequacy, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis typically includes larger, non-homogeneous loans such as commercial and commercial real estate loans. This analysis is performed on an ongoing basis as new information is obtained. The Company uses the following definitions for risk ratings:

Pass – Loans classified as pass represent loans that are evaluated and are performing under the stated terms. Pass rated assets are analyzed by the paying capacity, the current net worth, and the value of the loan collateral of the obligor.

Special Mention/Watch – Loans classified as special mention/watch possess potential weaknesses that require management attention but do not yet warrant adverse classification. While the status of a loan put on this list may not technically trigger their classification as substandard or doubtful, it is considered a proactive way to identify potential issues and address them before the situation deteriorates further and does result in a loss for the Company.

Substandard – Loans classified as substandard are inadequately protected by the current net worth, paying capacity of the obligor, or by the collateral pledged. Substandard loans must have a well-defined weakness or weaknesses that jeopardize the repayment of the debt as originally contracted. They are characterized by the distinct possibility that the Company will sustain a loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have the weaknesses of those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Loans in this category are allocated a specific reserve based on the estimated discounted cash flows from the loan (or collateral value less cost to sell for collateral dependent loans) or are charged-off if deemed uncollectible.

Residential real estate, multi-family real estate and consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are 90 days or more delinquent or are not accruing interest are considered nonperforming.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of June 30, 2024 based on year of origination:

								Revolving
								Loans
							Revolving	Converted to
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Total

	(Dollars in thousands)

Commercial real estate
Pass	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316
Special Mention/Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial real estate	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316

Commercial and industrial
Pass	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158
Special Mention/Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial and industrial	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158

Construction
Pass	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313
Special Mention/Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total construction	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313

One-to-four-family residential
Performing	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808
Non-performing	—	—	—	—	—	—	—	—	—
Total one-to-four-family	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808

Multi-family real estate
Performing	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088
Non-performing	—	—	—	—	—	—	—	—	—
Total multi-family real estate	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088

Consumer
Performing	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609
Non-performing	—	—	—	—	—	—	—	—	—
Total consumer	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609

Total loans	$10,217	$27,247	$55,445	$52,652	$16,346	$21,824	$1,561	$—	$185,292

Based on the most recent analysis performed, the risk category of loans by class of loans as of June 30, 2023 is as follows:

		Special Mention/
	Pass	Watch	Substandard	Doubtful	Total
June 30, 2023
Commercial real estate	$84,580,946	$—	$—	$—	$84,580,946
Commercial and industrial	6,878,209	—	—	—	6,878,209
Construction	1,905,255	—	—	—	1,905,255
	$93,364,410	$—	$—	$—	$93,364,410

Residential real estate, multi-family real estate and consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are 90 days or more delinquent or are not accruing interest are considered nonperforming. The following table presents the recorded investments in residential real estate, multi-family real estate and consumer loans by class based on payment activity as of June 30, 2023:

	Performing	Nonperforming	Total
June 30, 2023
One-to-four-family residential	$59,562,818	$—	$59,562,818
Multi-family real estate	44,183,871	—	44,183,871
Consumer	2,824,747	—	2,824,747
	$106,571,436	$—	$106,571,436

The following table summarizes the aging of the past due loans by loan class within the portfolio segments as of June 30, 2024 and 2023:

Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
June 30, 2024
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
One-to-four-family residential	68,031	—	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$68,031	$—	$—	$—

	Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
June 30, 2023
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	16,487	—	—	—
Construction	—	—	—	—
One-to-four-family residential	26,986	—	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$43,473	$—	$—	$—

Individually Evaluated Loans

Loans that do not share common risk characteristics with other loans are evaluated individually and are not included in the collective analysis in accordance with ASC 326. There were no loans evaluated individually as of June 30, 2024.

Impaired Loans

A loan is considered impaired when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.

The following table summarizes individually impaired loans by class of loans as of June 30, 2023:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance (1)	Allowance	Investment	Recognized
June 30, 2023
With no related allowance recorded
One-to-four-family residential	$117,103	$117,103	$—	$123,307	$6,967
	$117,103	$117,103	$—	$123,307	$6,967

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance (1)	Allowance	Investment	Recognized
With an allowance recorded
One-to-four-family residential	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—
(1)	Represents the borrower's loan obligation, gross of any previously charged-off amounts.

The Company’s July 1, 2023 adoption of ASU 2022-02 eliminates the recognition and measurement of TDRs. Upon adoption of this guidance, the Company will no longer recognize an allowance for credit losses for the economic concession granted to a borrower for changes in the timing and amount of contractual cash flows when a loan is restructured. The adoption of ASU 2022-02 results in a change to reporting for loan modifications to borrowers experiencing financial difficulties. With the adoption of ASU 2022-02 these modifications require enhanced reporting on the type of modifications granted and the financial magnitude of the concessions granted. When the Company modifies a loan with financial difficulty, such modifications generally include one or a combination of the following: an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a change in scheduled payment amount; or principal forgiveness.

There were no loans during the year ended June 30, 2024 that were modified to borrowers experiencing financial difficulty since the adoption of ASU 2022-02 effective July 1, 2023.

There were no loans modified as TDRs during the year ended June 30, 2023.

The Company maintains a collateral pledge agreement with the FHLB covering secured advances whereby the Company has agreed to retain, free of all other pledges, liens, and encumbrances, commercial and industrial, commercial real estate, and one-to-four family residential and multi-family real estate loans. The pledged loans are discounted at a factor of 24% to 38% when aggregating the amount of loans required by the pledge agreement. The amount of eligible collateral was $92,177,419 and $95,988,835 as of June 30, 2024 and June 30, 2023, respectively. There was also FHLB stock of $1,329,413 and $770,273 pledged as of June 30, 2024 and June 30, 2023, respectively.